Segment Reporting, details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues from external customers	$ 26,846	$ 25,566	$ 23,806
Depreciation and amortization of deferred charges	(3,684)	(4,945)	(8,147)
Impairment losses	(31,629)	(20,654)	(8,363)
Loss on vessels' sale	(127)	(16,700)	945
Interest expense	(416)	(6,529)	(7,491)
Interest income	258	64	87
Segment profit / (loss)	(32,057)	(52,895)	$ 3,819
Total assets	130,569	$ 100,086
Tanker vessels [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	6,224
Depreciation and amortization of deferred charges	(745)
Impairment losses	0
Loss on vessels' sale	0
Interest expense	(416)
Interest income	32
Segment profit / (loss)	142
Total assets	81,898
Container vessels [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	20,622
Depreciation and amortization of deferred charges	(2,939)
Impairment losses	(31,629)
Loss on vessels' sale	(127)
Interest expense	0
Interest income	226
Segment profit / (loss)	(32,199)
Total assets	$ 48,671